NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2020	Jul. 14, 2017	Apr. 22, 2021	Apr. 19, 2021	Feb. 28, 2021	Apr. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	May 21, 2021
Cash and cash equivalents							$ 42,396,000	$ 1,426,000	$ 42,396,000	$ 1,426,000	$ 12,066,000	$ 1,706,000	$ 1,200,000
Accumulated deficit							(207,526,000)		(207,526,000)		(186,889,000)	(170,892,000)
Total liabilities													166,000
Total common stock													$ 1,200,000
Total current assets							75,228,000		75,228,000		14,064,000	2,691,000
Total current liabilities							67,378,000		67,378,000		18,068,000	17,310,000
Deferred income liability											1,704,000	1,704,000
Initial public offering shares of common stock				5,783,333
Proceeds from initial public offering			$ 24,000,000	$ 24,000,000.0					$ 44,405,000	$ 0	20,702,000
Warrants to purchase for public offering				5,783,333
Initial offering purchase price per share				$ 4.15
Revenue, net											24,600,000	16,200,000
EBITDA combined entity amount											2,300,000
Uninsured cash											$ 10,125,000	$ 822,000
Closing rate US$: GBP									$ 1.313900	$ 1.378900	$ 1.382800	$ 1.238900
Average rate US$: GBP									$ 1.351989	$ 1.342278	$ 1.346692	$ 1.262367
Impairment intangible assets							0	0	$ 0	$ 0	$ 0	$ 1,867,000
Goodwill impairment expense											0	598,000
Marketing and advertising cost							58,000	$ 0	117,000	$ 0	0	12,000
Cash on hand											9,628,000
Allowance for doubtful accounts							517,000		517,000		521,000	$ 781,000
Reduction in revenue											8,400,000
Net loss											16,000,000.0
STIMULUS FUNDING [Member]
Deferred income liabilties							0		0		270,000
Contract liabilities							$ 0		$ 0		$ 569,000
Major Customer [Member]
Customer risk percentage											42.40%	45.10%
Net receivable											35.60%
Payroll Protection Program[Member]
Deferred income liability											$ 270,000	$ 1,704,000
Proceeds from SBA loan	$ 500,000				$ 1,700,000	$ 1,700,000					1,704,000
Gain on PPP loan forgivness											3,140,000	0
Certain liabilties											$ 1,704,000	$ 1,704,000
Payroll descriptions						In the United Kingdom in August 2020, the Company received £50,000 in loans related to the COVID pandemic with an interest rate of 2.5% to be paid over five years beginning one year after receipt. The Company used these proceeds to address any cash shortfalls that resulted from the pandemic.
Merger Agreement [Member]
Purchase price in cash		$ 5,000,000.0
Acquisition price in shares		2,046,667